Summary of Noncontrolling Interests (Details) $ in Thousands	12 Months Ended
Dec. 31, 2012 USD ($)
Noncontrolling Interest [Abstract]
Decrease in carrying value of noncontrolling interests for purchase of noncontrolling interests in subsidiaries	$ 2,053
Increase in Company’s capital in excess of par value for purchase of noncontrolling interests in subsidiaries	(1,334)
Total cash consideration paid in exchange for purchase of noncontrolling interests	$ 719